Loans payable (Details)									1 Months Ended	12 Months Ended
	Mar. 22, 2022 $ / shares	Mar. 14, 2022 USD ($) $ / shares shares	Nov. 21, 2021 $ / shares	Nov. 12, 2021 $ / shares	Nov. 11, 2021 USD ($) $ / shares shares	Nov. 10, 2021 USD ($) $ / shares shares	Jul. 26, 2021 $ / shares	Oct. 29, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 LSL (M)
Disclosure of detailed information about borrowings [line items]
Face amount		$ 6,559,294
Amount converted to equity		$ 6,582,980				$ 2,200,000				$ 2,200,000
Number of shares issued in loan conversion | shares		1,645,745				880,000
Share price | $ / shares	$ 31	$ 4	$ 0.01	$ 2.50		$ 2.50	$ 0.53
Bridge loan
Disclosure of detailed information about borrowings [line items]
Face amount					$ 1,100,000					$ 1,000,000
Redemption premium					100.00%					100.00%
Capital raise threshold								$ 18,000,000		$ 18,000,000
Loan term										18 months
Interest rate										1.50%		1.50%
Additional borrowing									$ 100,000
Amount drawn					$ 2,200,000				$ 1,100,000	$ 0	$ 1,350,813
Accrued redemption premium					1,100,000
Amount converted to equity					$ 2,200,000
Number of shares issued in loan conversion | shares					880,000
Share price | $ / shares					$ 2.50
Short-term loan #1
Disclosure of detailed information about borrowings [line items]
Face amount											$ 135,226
Loan term											30 days
Accrued redemption premium										9,068	$ 11,230
Short-term loan #2
Disclosure of detailed information about borrowings [line items]
Face amount											190,444
Amount drawn										174,840	190,444
Shares for debt
Disclosure of detailed information about borrowings [line items]
Redemption premium					100.00%
Amount converted to equity					$ 2,200,000
Number of shares issued in loan conversion | shares					880,000
Short-term loan
Disclosure of detailed information about borrowings [line items]
Face amount										258,900		M 4,000,000
Amount drawn										$ 248,293	$ 0